UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09253



Wells Fargo Funds Trust
_____________________________________________________
(Exact name of registrant as specified in charter)


525 Market Street, San Francisco, CA 94105
_____________________________________________________
(Address of principal executive offices) (Zip Code)

C. David Messman
Wells Fargo Funds Management, LLC
525 Market Street
San Francisco, CA 94105
_____________________________________________________
(Name and address of agent for service)



Registrant's telephone number, including area code: 800-222-8222

Date of fiscal year-end: Various - 5/31, 8/31 and 10/31

Date of reporting period: 07/01/11 - 06/30/12


Item 1. Proxy Voting Record


============ WELLS FARGO ADVANTAGE ADJUSTABLE RATE GOVERNMENT FUND =============

There were no proxies voted in relation to the securities held in the Fund's portfolio.


============ WELLS FARGO ADVANTAGE EMERGING MARKETS LOCAL BOND FUND ============

There were no proxies voted in relation to the securities held in the Fund's portfolio.


=============== WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND ===============

There were no proxies voted in relation to the securities held in the Fund's portfolio.


==================== WELLS FARGO ADVANTAGE HIGH INCOME FUND ====================

There were no proxies voted in relation to the securities held in the Fund's portfolio.


================== WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND ==================


BLACKROCK HIGH INCOME SHARES

Ticker:       HIS            Security ID:  09250E107
Meeting Date: JUL 28, 2011   Meeting Type: Annual
Record Date:  MAY 31, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Paul L. Audet            For       For          Management
1.2   Elect Director Michael J. Castellano    For       For          Management
1.3   Elect Director R. Glenn Hubbard         For       For          Management
1.4   Elect Director W. Carl Kester           For       For          Management


--------------------------------------------------------------------------------

STRATUS TECHNOLOGIES BERMUDA LTD.

Ticker:                      Security ID:  894992C95
Meeting Date: AUG 05, 2011   Meeting Type: Annual
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Accept Financial Statements and         For       Did Not Vote Management
      Statutory Reports (Voting)
2     Ratify PricewaterhouseCoopers as        For       Did Not Vote Management
      Auditors
3     Fix Number of Directors at 15           For       Did Not Vote Management
4     Elect Directors (Bundled)               For       Did Not Vote Management
5     Authorize Board to Fill Vacancies       For       Did Not Vote Management
6     Elect Alternate Directors               For       Did Not Vote Management


--------------------------------------------------------------------------------

STRATUS TECHNOLOGIES BERMUDA LTD.

Ticker:                      Security ID:  899991129
Meeting Date: AUG 05, 2011   Meeting Type: Annual
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Accept Financial Statements and         For       Did Not Vote Management
      Statutory Reports (Voting)
2     Ratify PricewaterhouseCoopers as        For       Did Not Vote Management
      Auditors
3     Fix Number of Directors at 15           For       Did Not Vote Management
4     Elect Directors (Bundled)               For       Did Not Vote Management
5     Authorize Board to Fill Vacancies       For       Did Not Vote Management
6     Elect Alternate Directors               For       Did Not Vote Management


--------------------------------------------------------------------------------

STRATUS TECHNOLOGIES BERMUDA LTD.

Ticker:                      Security ID:  894992C95
Meeting Date: AUG 05, 2011   Meeting Type: Special
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Acknowledge Proper Convening of Meeting For       Did Not Vote Management
2     Accept Financial Statements and         For       Did Not Vote Management
      Statutory Reports (Voting)
3     Appoint PricewaterhouseCoopers as       For       Did Not Vote Management
      Auditors
4     Fix Number of Directors at 15 (Fifteen) For       Did Not Vote Management
5     Approve Appointment of Directors and    For       Did Not Vote Management
      Officers
6     Authorize Board to Ratify and Execute   For       Did Not Vote Management
      Approved Resolutions


--------------------------------------------------------------------------------

STRATUS TECHNOLOGIES BERMUDA LTD.

Ticker:                      Security ID:  899991129
Meeting Date: AUG 05, 2011   Meeting Type: Special
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Acknowledge Proper Convening of Meeting For       Did Not Vote Management
2     Accept Financial Statements and         For       Did Not Vote Management
      Statutory Reports (Voting)
3     Appoint PricewaterhouseCoopers as       For       Did Not Vote Management
      Auditors
4     Fix Number of Directors at 15 (Fifteen) For       Did Not Vote Management
5     Approve Appointment of Directors and    For       Did Not Vote Management
      Officers
6     Authorize Board to Ratify and Execute   For       Did Not Vote Management
      Approved Resolutions


--------------------------------------------------------------------------------

TRUMP ENTERTAINMENT RESORTS, INC.

Ticker:       TRMPQ          Security ID:  89816T202
Meeting Date: NOV 03, 2011   Meeting Type: Annual
Record Date:  SEP 13, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Robert F. Griffin        For       For          Management
1.2   Elect Director Eugene I. Davis          For       For          Management
2     Approve Omnibus Stock Plan              For       For          Management


==================== WELLS FARGO ADVANTAGE INCOME PLUS FUND ====================

There were no proxies voted in relation to the securities held in the Fund's portfolio.


============= WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND FUND ==============

The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolios: The Wells Fargo Advantage
Inflation-Protected Bond Portfolio. Voting records for the master portfolio in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust
(CIK #0001087961, File Number 811-09689, Filing Date: August 15, 2012).


================ WELLS FARGO ADVANTAGE INTERNATIONAL BOND FUND =================

There were no proxies voted in relation to the securities held in the Fund's portfolio.


========== WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND ===========

There were no proxies voted in relation to the securities held in the Fund's portfolio.


================== WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND ==================

There were no proxies voted in relation to the securities held in the Fund's portfolio.


============ WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND =============

There were no proxies voted in relation to the securities held in the Fund's portfolio.


================= WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND =================

The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolios: The Wells Fargo Advantage Total Return Bond Fund. Voting records for the master portfolio in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 15, 2012).


============== WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND ==============

There were no proxies voted in relation to the securities held in the Fund's portfolio.


========== END NPX REPORT

SIGNATURES
PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.



WELLS FARGO FUNDS TRUST

*BY: /S/ KARLA M. RABUSCH

KARLA M. RABUSCH, PRESIDENT OF WELLS FARGO FUNDS MANAGEMENT, LLC, AND EXECUTIVE VICE PRESIDENT OF WELLS FARGO BANK, N.A.
DATE: August 15, 2012



*BY: /S/ ANDREW OWEN

ANDREW OWEN, EXECUTIVE VICE PRESIDENT OF WELLS FARGO FUNDS MANAGEMENT, LLC.

*EXECUTED BY ANDREW OWEN ON BEHALF OF KARLA M. RABUSCH PURSUANT TO A POWER OF ATTORNEY INCORPORATED BY REFERENCE AND FILED AUGUST 31, 2007.